GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Goodwill And Intangible Assets [Abstract]
Goodwill and other intangible assets		$ 1,596	$ 5,833
Property, plant and equipment (see Note 11)		612	3,772
Financial assets (see Note 13)	$ 800	(800)	1,500	$ 0
Prepayments (see Note 18)		0	0	$ 482,000
Total impairment loss		$ 1,408	$ 11,105